Summary of Significant Accounting Policies - Schedule of Revenues from Contracts with Customers Disaggregated by Major Business Activity (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Total	$ 7,295		$ 4,271
Nexway eCommerce Solutions [Member]
Total			3,359
Nexway Academics [Member]
Total			$ 912